Related party transactions	12 Months Ended
Mar. 31, 2018
Related party transactions
Related party transactions

 30. Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 “Investments in associates and joint arrangements”, note 25 “Post employment benefits” and note 23 “Directors and key management compensation”).

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements.

No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2018	2017	2016
	€m	€m	€m
Sales of goods and services to associates	19	37	39
Purchase of goods and services from associates	1	90	118
Sales of goods and services to joint arrangements	194	19	21
Purchase of goods and services from joint arrangements	199	183	92
Net interest income receivable from joint arrangements[1]	120	87	92
Trade balances owed:
by associates	4	—	1
to associates	2	1	4
by joint arrangements	107	158	232
to joint arrangements	28	15	71
Other balances owed by joint arrangements[1]	1,328	1,209	108
Other balances owed to joint arrangements[1]	150	127	106

Note:

1	Amounts arise primarily through VodafoneZiggo, Vodafone Hutchison Australia and Cornerstone Telecommunications Infrastructure Limited. Interest is paid in line with market rates.

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.

Transactions with Directors other than compensation

During the three years ended 31 March 2018, and as of 8 June 2018, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Company.

During the three years ended 31 March 2018 and as of 8 June 2018, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.